Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases
Operating Leases

10.  Operating Leases

The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining terms below four years with no variable lease costs.

Operating lease costs were US$4,530, US$3,845 and US$4,224 for the years ended December 31, 2023, 2024 and 2025, respectively. The components of lease expenses were as follows:

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Lease cost:
Amortization of right-of-use assets	4,100	3,469	3,967
Interest of lease liabilities	354	295	205
Expenses for short-term lease within 12 months	76	81	52
Total lease cost	4,530	3,845	4,224

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities	4,134	3,820	4,521
Right-of-use assets obtained in exchange for operating lease liabilities	2,727	1,069	4,797

Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2024	2025
	US$	US$
Right-of-use assets	4,550	5,649
Operating lease liabilities, current	3,798	1,985
Operating lease liabilities, non-current	851	3,329
Total lease liabilities	4,649	5,314
Weighted-average remaining lease term
Operating leases	1.80 years	2.76 years
Weighted-average discount rate
Operating leases	4.75% per annum	3.75% per annum

Maturities of lease liabilities were as follows:

	As of December 31,
	2024	2025
	US$	US$
2025	3,933	—
2026	367	2,148
2027	246	1,950
2028	203	1,388
2029	97	108
Total undiscounted lease payments	4,846	5,594
Less: imputed interest	(197)	(280)
Total lease liabilities	4,649	5,314